SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	Sep. 30, 2023	Jan. 17, 2023	Sep. 30, 2022	Jun. 24, 2020	Jun. 17, 2020	Dec. 11, 2019
CURRENT ASSETS
Cash	$ 112,751		$ 840,861
Acquisition deposit	1,000,000		1,000,000
Prepaid expenses and other current assets	2,355,293		277,509
TOTAL CURRENT ASSETS	24,183,464		14,716,787
NON-CURRENT ASSETS
TOTAL ASSETS	46,556,136		37,256,849
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	10,574,303		7,164,353
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 11,738,662 and 8,396,226 shares issued and outstanding as of September 30, 2023 and 2022, respectively	$ 1,174		$ 840
Common stock, shares issued	11,738,662	2,750,000	8,396,226	5,166,667	15,500,000	15,500,000
Retained earnings	$ 18,703,996		$ 14,676,769
Accumulated other comprehensive income (loss)	(3,681,445)		(2,631,171)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	35,484,652		29,562,004
TOTAL LIABILITIES AND EQUITY	46,556,136		37,256,849
Related Party [Member]
CURRENT ASSETS
Due from subsidiaries	8,411
Parent Company [Member]
CURRENT ASSETS
Cash	867		1,221
Acquisition deposit	1,000,000		1,000,000
Prepaid expenses and other current assets	(22,920)		42,749
TOTAL CURRENT ASSETS	11,976,504		10,446,495
NON-CURRENT ASSETS
Investment in subsidiaries	23,507,948		19,115,509
TOTAL ASSETS	35,484,452		29,562,004
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 11,738,662 and 8,396,226 shares issued and outstanding as of September 30, 2023 and 2022, respectively	$ 1,117		$ 840
Common stock, shares issued	11,738,662		8,396,226
Additional paid-in capital	$ 18,182,202		$ 15,711,450
Retained earnings	20,980,978		16,480,885
Accumulated other comprehensive income (loss)	(3,679,845)		(2,631,171)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	35,484,452		29,562,004
TOTAL LIABILITIES AND EQUITY	35,484,452		29,562,004
Parent Company [Member] | Related Party [Member]
CURRENT ASSETS
Due from subsidiaries	$ 10,998,557		$ 9,402,525